Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)			$ 1,040,344	$ 181,010	$ (28,745)	$ 4,408,361
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on investments held in Trust Account	$ (302,524)	$ (327,833)	(2,082,586)	(468,724)	(15,806)	(4,948,194)
Change in fair value of warrants	(29,000)	(137,750)	21,750	(253,750)	(137,750)	(413,250)
Transaction costs allocated to warrant issuance					880
Changes in operating assets and liabilities:
Prepaid expenses and other assets			1,853	182,671	(591,780)	446,609
Due to affiliate			60,000	60,000	20,000	120,000
Accounts payable and accrued expenses			484,464	139,859	39,375	171,079
Net cash used in operating activities			(474,176)	(158,936)	(713,826)	(215,395)
Cash Flows from Investing Activities:
Cash deposited to Trust Account					(351,900,000)
Cash withdrawn from Trust Account in connection with redemption			333,270,649
Net cash used in investing activities			333,270,649		(351,900,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting fees					339,000,000
Proceeds from sale of private units					14,500,000
Proceeds from issuance of Class B ordinary shares to Sponsor					25,000
Payment of offering costs					(566,594)
Proceeds from related party note payable			901,000
Redemption of ordinary shares			(333,270,649)
Net cash provided by financing activities			(332,369,649)		352,958,406
Net Change in Cash			426,824	(158,936)	344,581	(215,395)
Cash – Beginning			129,186	344,581		344,581
Cash – Ending	$ 556,010	$ 185,645	556,010	185,645	344,581	129,186	$ 344,581
Supplemental disclosure of noncash activities:
Sale of Class A shares to Investor			3,955,111
Sale of Warrants			20,000
Remeasurement for redeemable shares to redemption value			$ 2,082,587			4,964,000	$ 39,982,817
Deferred underwriting commissions payable					14,700,000
Initial classification of warrant liability					558,250
Initial value of Class A ordinary shares subject to possible redemption					345,000,000
Change in value of Class A ordinary shares subject to redemption amount					$ 39,982,817	$ 4,964,000